Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2023	2024
Land	$1,020	$952
Buildings	2,499	2,334
Buildings improvements	152	142
Laboratory equipment	793	741
Office equipment	120	112
Transportation equipment	23	21
Other equipment	52	48
Leasehold improvements	150	140
Construction in progress	139	135
	4,948	4,625
Less: accumulated depreciation	(1,562)	(1,576)
Property and equipment, net	$3,386	$3,049

Depreciation expenses recognized during the years ended December 31, 2023 and 2024 were approximately $127 and $120, respectively.